Significant Accounting Policies - Basis of Presentation and Consolidation (Details)				9 Months Ended
	Jul. 31, 2019 shares	Jul. 30, 2019 $ / shares shares	Mar. 31, 2019 shares	Dec. 31, 2019 subsidiary	Mar. 31, 2018 shares
Class of Stock [Line Items]
Number of wholly owned subsidiaries | subsidiary				2
Share of equity interest (per unit) | $ / shares		$ 16.00
Common units, outstanding (in units)			100		100
Dynatrace Holdings LLC
Class of Stock [Line Items]
Common units, issued (in shares)	19,525,510		241,018,731
Common units, outstanding (in units)	241,547,218
Compuware Parent, LLC, Equity Holders | Dynatrace Holdings LLC
Class of Stock [Line Items]
Common units, issued (in shares)		222,021,708